Mine Site Care and Maintenance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	$ 1,723	$ 1,954
Depreciation [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	1,366	1,602
Office, operating and non-operating overheads [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	357	274
Other expenses [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	$ 0	$ 78